Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred Dry Dock And Special Survey Costs Net
Balance January 1,	$ 1,214
Additions	1,480
Amortization of special survey costs	(264)	$ (194)
Balance June 30,	$ 2,430